RELATED PARTY TRANSACTIONS (Details Narrative)	Dec. 31, 2021
Chengdu Wetouch [Member]
Related Party Transaction [Line Items]
Equity Method Investment, Ownership Percentage	94.00%
Meishan Wetouch [Member]
Related Party Transaction [Line Items]
Equity Method Investment, Ownership Percentage	95.00%